Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	$ 40,822
Impact of discounting remaining lease payments	(9,528)
Total lease liabilities	31,294
Non-current lease liabilities (Note 16)	19,265	$ 24,729
Current lease liabilities (Note 16)	12,029	$ 12,457
Less than 3 Months
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	3,096
Between 3 Months and 1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	9,287
Between 1 and 2 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	7,166
Between 2 and 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	11,524
After 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease commitments	$ 9,749